Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Consolidated Balance Sheets [Abstract]
Held to maturity securities, fair value	$ 22,741	$ 19,879
Preferred Stock, Liquidation Preference Per Share	$ 1	$ 1
Preferred Stock, Shares Authorized	500,000	500,000
Preferred Stock, Shares Issued	21,000	21,000
Preferred Stock, Shares Outstanding	21,000	21,000
Common Stock, Shares Authorized	12,500,000	12,500,000
Issued common shares	7,534,000	7,459,000
Outstanding common shares	7,534,000	7,459,000